Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 13 - Income taxes

Income Tax Benefit (Expense) and Effective Income Tax Rate

The entire income tax benefit of $1,851,038 for the year ended December 31, 2024 resulted from the UK R&D tax credit incentive and was allocated to loss from continuing operations. During 2025, the Company adopted presentation changes related to the UK merged R&D expenditure credit regime. Eligible R&D credits are recognized in accordance with applicable accounting guidance and are presented within operating income where management considers the credits to be related to operating activities. As a result of the change in the UK R&D tax credit incentive regime for 2025, no tax benefit was recorded to continuing operations for 2025.

Income tax benefit consists of the following:

	December 31, 2025	December 31, 2024
Current foreign
United Kingdom (“UK”)	$-	$1,851,038
Deferred foreign
Loss carryforwards	9,744,082	7,581,029
Income tax provision to return adjustments	2,152,482	1,027,496
Other	(157,317)	615,516
Valuation allowance	(11,739,247)	(9,224,041)
	-	-
Deferred foreign - other comprehensive Income (loss)
Foreign currency translation adjustments	1,545,477	(947,349)
Valuation allowance	(1,545,477)	947,349
	-	-
Total income tax benefit	$-	$1,851,038

Loss before income taxes related to our operations consists of:

	December 31, 2025	December 31, 2024
Foreign
Corporate - UK	$(36,277,469)	$(38,256,788)
Nigeria	(1,813,539)	(1,379,201)
Portugal	(2,255,825)	(3,416,096)
Argentina	(3,150,173)	(5,723,728)
South Africa	(2,083,360)	(3,018,902)
Other foreign entities	(656,484)	(772,019)
Total loss before income taxes	$(46,236,850)	$(52,566,734)

The table below provides the updated requirements of ASU 2023-09 for the year ended December 31, 2025. See Note 2 “Significant Accounting Policies - Recent Accounting Pronouncements” for additional details on the adoption of ASU 2023-09. A reconciliation of our income tax provision computed by applying the UK statutory income tax rate of 25% to income (loss) before taxes is as follows for the year ended December 31:

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 13 - Income taxes (continued)

	December 31, 2025	December 31, 2025
UK Federal income tax rate	(11,559,213)	25.0%
Foreign tax effects
Portugal	563,956	(1.2)%
Nigeria
Changes in valuation allowance	756,048	(1.6)%
Other	(302,662)	0.7%
Argentina
Changes in valuation allowance	951,315	(2.1)%
Other	(163,772)	0.4%
South Africa	520,840	(1.1)%
Other Foreign	164,122	(0.4)%
Change in valuation allowance	9,335,291	(20.2)%
Nontaxable or nondeductible items
Equity compensation	1,958,267	(4.2)%
Interest expense	(2,540,966)	5.5%
Other	279,429	(0.6)%
Other	37,345	(0.1)%
Effective income tax rate	(0)	0.0%

As previously disclosed prior to the adoption of ASU 2023-09, the reconciliation of our income tax provision computed by applying the UK statutory income tax rate of 25% to (loss) income before income taxes is as follows for the year ended December 31:

	December 31, 2024	December 31, 2024
UK Federal income tax rate	(13,141,685)	25.0%
Valuation allowance	9,516,297	(18.1)%
Change in UK statutory income tax rate	22,003	0.0%
Change in fair value	1,487,821	(2.8)%
Loss on Debt Extinguishment	1,106,869	(2.1)%
Nondeductible expense	805,252	(1.5)%
R&D expenditures	25,085	0.0%
Foreign income tax rate differential	371,640	(0.7)%
Other true ups	(2,044,320)	3.7%
	(1,851,038)	3.5%

The reconciliation of the consolidated effective income tax rate is based on the UK statutory income tax rates of 25% for the years ended December 31, 2025 and 2024. The Parent Company is domiciled in the UK, and therefore, the consolidated effective income tax rate reconciliation is based on the UK income tax rates rather than the statutory income tax rates in the United States.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 13 - Income taxes (continued)

Deferred Income Taxes - Overall

The income tax affects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities consist of the following:

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Loss carryforwards
UK	$27,103,533	$18,727,082
Argentina	1,771,158	1,367,756
Nigeria	1,877,176	1,217,743
Portugal	102,497	88,983
Other foreign entities	846,421	492,391
Total loss carryforwards	31,700,785	21,893,955
Compensation (2)	464,064	338,501
Interest expense carryover (2)	5,582,462	2,500,175
Accruals & Reserves (3)	430,886	32,179
Other, Net	891	-
Valuation allowance	(37,572,309)	(24,287,585)

Total deferred income tax assets	606,780	477,225

Deferred income tax liabilities
Intangible assets - R&D (2)	(495,523)	(328,874)
Property, plant, and equipment (2)	(111,242)	(148,339)
Other (1)	(15)	(12)
Total deferred income tax liabilities	(606,780)	(477,225)
Net deferred income tax assets (liabilities)	$-	$-

(1)	Pertains to company’s operations located in Nigeria.

(2)	Pertains to company’s operations located in the UK.

(3)	Pertains to company’s operations located in the UK, Portugal and South Africa.

At December 31, 2025, the Company’s gross loss carryforwards totaled $130.1 million, with related income tax benefits of $31.7 million. Of the $130.1 million, the Company’s gross loss carryforwards related to the following income tax jurisdictions: (i) $108.4 million – UK; (ii) $5.7 million – Nigeria; (iii) $0.5 million – Portugal; (iv) $6.9 million – South Africa; (v) $7.1 million – Argentina; and (vi) Brazil and other - $1.5 million. The Company’s loss carryforwards do not expire, except for loss carryforwards associated with our operations located in Argentina, which such expiration period is five years, and expiration dates ranging from calendar 2026 through calendar 2030.

At December 31, 2025, the Company also had a UK R&D credit carryforward totaling $0 million which can be carried forward indefinitely.

Deferred Income Taxes – Valuation Allowance

Management evaluates the realizability of its net deferred income tax assets to determine if a valuation allowance is required. Management assesses whether a valuation allowance should be established based on the consideration of all available evidence using a “more-likely-than-not” standard, with significant weight being given to evidence that can be objectively verified. Since the company operates in multiple jurisdictions, we assess the need for a valuation allowance on a jurisdiction-by-jurisdiction basis, considering the effects of local tax law.

At December 31, 2025, and 2024, Management evaluated the realizability of its net deferred income tax assets to determine if a full valuation allowance was required. Based on Management’s assessment, Management determined that the UK Parent and each of its foreign subsidiaries, have a recent history of significant cumulative pre-tax losses, that were experienced from the UK Parent and each foreign subsidiaries’ commencement of operations through December 31, 2025. As a result of the significant weight of this negative evidence, we believe it is more likely than not that the Company’s net deferred income tax assets will not be fully realizable, and therefore Management provided for a full valuation allowance against all its net deferred income tax assets.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 13 - Income taxes (continued)

A summary of the change in the valuation allowances against the Company’s net deferred income tax assets for calendar years 2025 and 2024, follows:

	2025	2024
Beginning balance, January 1	$24,287,585	$16,010,893
Change in valuation allowance associated with foreign
currency translation adjustments during the current year	1,545,477	(947,349)
Change in valuation allowance associated with
current year earnings	11,739,247	9,224,041
Change in estimate during current year	-	-
Ending balance, December 31	$37,572,309	$24,287,585

Deferred Income Taxes – Undistributed Earnings

At December 31, 2025, and 2024, the Company asserted that earnings and profits from its foreign subsidiaries will be indefinitely reinvested and not repatriated to the UK Parent due to liquidity constraints for each of its foreign subsidiaries. As of December 31, 2025, and 2024, cash and cash equivalents and restricted cash related to the Company’s foreign subsidiaries outside the United Kingdom totaled $117,304 and $184,218 respectively. Accordingly, a deferred income tax liability related to undistributed earnings and profits was not recorded as of December 31, 2025, and 2024, respectively.

Cash Taxes

Incomes taxes paid, net of refunds, exceeds 5 percent of total income taxes paid, net of refunds, in the following jurisdictions for the year ended December 31, 2025:

2025
UK	$1,835,365
Total income taxes refunded	$1,835,365

Uncertain Tax Positions

At December 31, 2025, and 2024, the Company did not record any unrecognized income tax positions related to uncertain tax positions. The Company’s policy is to record interest and penalties from unrecognized tax benefits as interest expense and other expense, respectively.

The Company’s UK Parent and foreign subsidiaries’ income tax returns that have been filed by the Company, are subject to statute of limitation periods ranging from 3 years to 6 years from the date the respective tax year’s income tax return was filed.

Accordingly, (i) UK income tax returns filed by the Company remain subject to examination for income tax year 2022 and subsequent; (ii) Nigerian income tax returns filed by the Company remain subject to examination for income tax year 2024 and subsequent; Portuguese income tax returns filed by the Company remain subject to examination for tax year 2025 and subsequent, (iv) Argentinian income tax returns filed by the Company remain subject to examination for tax year 2021 and subsequent; and (v) all other foreign entity returns filed by the Company remain subject to examination for tax years ranging from 2023 to 2025 and subsequent. However, to the extent allowed by law, the taxing authorities may have the right to examine tax years where NOLs were generated and carried forward, and to make adjustments to the NOL carryforward amounts. The Company is not currently under examination by any jurisdiction.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024